ORGANIZATION AND NATURE OF BUSINESS (Details Narrative)																																												1 Months Ended				3 Months Ended				12 Months Ended
	Jul. 23, 2024 shares	Jul. 08, 2024	Jun. 27, 2024 $ / shares shares	May 24, 2024 $ / shares shares	May 18, 2024 USD ($) $ / shares shares	Apr. 22, 2024 USD ($)	Apr. 15, 2024 USD ($)	Apr. 03, 2024 USD ($)	Mar. 18, 2024 USD ($) shares	Mar. 15, 2024 USD ($) shares	Mar. 14, 2024 USD ($) $ / shares	Mar. 06, 2024 USD ($)	Feb. 21, 2024 USD ($) $ / shares shares	Jan. 31, 2024 USD ($) $ / shares shares	Jan. 29, 2024 USD ($)	Jan. 23, 2024 shares	Jan. 20, 2024 USD ($) $ / shares shares	Jan. 19, 2024 USD ($) $ / shares shares	Jan. 10, 2024 USD ($)	Dec. 12, 2023 Integer $ / shares	Dec. 06, 2023 USD ($) $ / shares shares	Dec. 04, 2023 shares	Nov. 30, 2023 USD ($)	Nov. 16, 2023 USD ($)	Nov. 14, 2023 shares	Oct. 12, 2023	Sep. 25, 2023	Sep. 19, 2023 USD ($)	Sep. 13, 2023	Aug. 07, 2023 USD ($)	Jun. 08, 2023 USD ($)	Mar. 07, 2023 USD ($)	Jan. 26, 2023 shares	Jan. 06, 2023 shares	Dec. 06, 2022 USD ($) $ / shares shares	Dec. 05, 2022 USD ($)	Nov. 27, 2022 USD ($)	Sep. 28, 2022 USD ($) $ / shares shares	Jun. 15, 2022 shares	Jun. 14, 2022	Apr. 11, 2021 USD ($)	Sep. 16, 2019 shares	Aug. 23, 2019 USD ($) shares	Apr. 30, 2024 USD ($) $ / shares shares	Jan. 31, 2024 USD ($) $ / shares	Dec. 26, 2023 shares	Apr. 30, 2022 USD ($)	Apr. 30, 2024 USD ($) $ / shares shares	Jan. 31, 2024 USD ($) $ / shares shares	Oct. 31, 2023 $ / shares shares	Jul. 31, 2023 USD ($) shares	Apr. 30, 2024 USD ($) $ / shares shares	Apr. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Sep. 30, 2024 shares	Jul. 11, 2024 $ / shares	Jun. 11, 2024 USD ($)	May 15, 2024 $ / shares	Mar. 13, 2024 $ / shares	Jan. 30, 2024 USD ($)	Jan. 22, 2024 USD ($)	Nov. 27, 2023 USD ($)	Oct. 11, 2023 USD ($) $ / shares shares	Sep. 28, 2023 $ / shares	Jan. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Jun. 30, 2022	Jun. 21, 2021	Feb. 25, 2020 shares	Feb. 10, 2020
Common stock shares authorized | shares																																												300,000,000				300,000,000				300,000,000	300,000,000
Impairment loss																																															$ 3,486,599
Sales rate																																																																			75.00%
Reverse stock split																																								1-for-10 reverse stock split								1-for-10 to 1-for-100		1 for 40 reverse split
Debt instrument, face amount													$ 3,197,335.65
Value of issued and outstanding ordinary shares										$ 220,265	$ 220,265																																								$ 10		$ 4,195,000
Cash																																				$ 500,000																									$ 16,500,000
Investments																																				$ 500,000																								$ 16,500,000
Gross revenue percentage																																				7.00%
Revenues																																$ 15,000,000
Stockholders equity description																													(i) the issuance of (i) 1,274 shares of the our common stock, par value $0.001 per share, that were issued on October 3, 2023, and, (ii) 14,753 shares of our common stock issuable upon exercise of Pre-Funded Warrants at an exercise price of $0.00002 per share, (iii) 16,026 shares of common stock issuable upon the exercise of 5-Year Warrants at an exercise price of $312 per share, (iv) 32,052 shares of common stock issuable upon the exercise of 7.5 Year Warrants at an exercise price of $344 per share and (v) 22,625 shares of our common stock issuable upon the exercise of 5.5 Year Warrants at an at an exercise price per share equal to $1,768per share to Armistice Capital Master Fund Ltd and (ii) a reverse stock split of our common stock within a range of 1-for-10 to 1-fo-40 (“Reverse Stock Split”), with the Board of Directors of the Company to set the specific ratio and determine the date for the reverse split to be effective and any other action deemed necessary to effectuate the Reverse Stock Split, without further approval or authorization of stockholders, at any time within 12 months of the special meeting date.
Salary ompensation																	$ 1,000,000
Total ompensation owned																	1,137,000
Share price | $ / shares																																																											$ 4.54
Stock issued during period, value, conversion										$ 1,000,000
Number of common stock, shares issued | shares																																																		192,226	9,486	1,811,612	11,686
Assets																																												$ 21,622,624				$ 21,622,624				$ 21,622,624	$ 7,107,572
Liabilities																																												$ 12,022,810				$ 12,022,810				12,022,810	25,721,333
Separation agreement description									the Agreements provide that aggregate payments of (a) $4,500,000 shall be made to the Company in cash by YYEM and (b) $500,000 shall be made to NewCo (as defined under the header “The Separation Agreement”) in cash by YYEM, as follows: (i) $800,000 payable within two (2) business days of the date of the Agreements; (ii) $1,200,000 payable within three (3) business days of the Company changing its ticker symbol from “CNXA” to “YYAI,” or such other symbol as the parties may agree; (iii) $2,000,000 payable at the Closing and (iv) $500,000 to be paid within 30 days from the Closing Date and paid to NewCo. Out of the $4,500,000, the Company paid $2,142,857 to certain companies for arranging the Transactions.
Termination fee									$ 600,000
Gross proceeds from notes													$ 3,000,000																																							3,728,000	2,000,000
Stock issued during period, shares, conversion | shares													499,584
Common stock, convertible, conversion price | $ / shares													$ 6.40
Common stock, convertible, conversion price decrease | $ / shares													$ 6.40
Guaranteed Benefit Liability, Net													$ 6,000,000
Escrow deposit							$ 2,000,000						$ 2,000,000
Proceeds from issuance of common stock							6,000,000																																													$ 17,961,828	$ 8,744,882
Voteing shares issued and outstanding percentage description																										On October 12, 2023, the Board of Directors of the Company approved an amendment to the Bylaws of the Company to reduce the percentage of shares of stock, issued and outstanding and entitled to vote, to be present in person or represented by proxy in order to constitute a quorum for the transaction of any business from a majority to thirty-three and one third percent (33 1/3%)
Consulting fees																							$ 127,500
Discretionary compensation																							$ 127,500
Common stock, shares isued | shares																																												1,828,541				1,828,541				1,828,541	16,929
Bit price | $ / shares																				$ 1.00
Threshold consecutive trading days | Integer																				30
Minimum stockholders equity requirement amount																																																									$ 5,000,000
Common stock, par value | $ / shares																																												$ 0.001				$ 0.001				$ 0.001	$ 0.001
Common stock warrants aggregate amount																																												$ 3,712,223				$ 3,712,223				$ 3,712,223	$ 2,344,529
Shares, issued | shares																10,000																												2				2				2
Shares, issued for services | shares																10,000																	8																	686
Amortization of assets																																												$ 1,000				$ 1,000				$ 1,000	101,281
Entry price																																												$ 700				$ 700				$ 700
Exchange Agreement [Member]
Shares issueance and outstanding percentage									17.60%
Consulting Fee Compensation [Member]
Common stock, shares isued | shares																									8,017
Discretionary Compensation [Member]
Common stock, shares isued | shares																									3,207
Mr Hongyu Zhou [Member]
Value of issued and outstanding ordinary shares									$ 56,000,000
Percentage of issued and outstanding ordinary shares									70.00%
Yuanyu Enterprise Management Co Limited [Member]
Percentage of issued and outstanding ordinary shares									82.40%
Stockholders [Member]
Stockholders equity description																													(i) the issuance of (i) 1,274 shares of the our common stock, par value $0.001 per share, that were issued on October 3, 2023, and, (ii) 14,753 shares of our common stock issuable upon exercise of Pre-Funded Warrants at an exercise price of $0.00002 per share, (iii) 16,026 shares of common stock issuable upon the exercise of 5-Year Warrants at an exercise price of $312 per share, (iv) 32,052 shares of common stock issuable upon the exercise of 7.5 Year Warrants at an exercise price of $344 per share and (v) 22,625 shares of our common stock issuable upon the exercise of 5.5 Year Warrants at an at an exercise price per share equal to $1,768per share to Armistice Capital Master Fund Ltd and (ii) a reverse stock split of our common stock within a range of one (1)-for-ten (10) to one (1)-for-forty (40) (“Reverse Stock Split”), with the Board of Directors of the Company to set the specific ratio and determine the date for the reverse split to be effective and any other action deemed necessary to effectuate the Reverse Stock Split, without further approval or authorization of stockholders, at any time within 12 months of the special meeting date.
Mr Hongyu Zhou And Yuanyu Enterprise Management Co Limited [Member] | Exchange Agreement [Member]
Shares issueance and outstanding percentage									50.00%
Y Y E M Seller And Y Y E M [Member] | Exchange Agreement [Member]
Shares issueance and outstanding percentage									70.00%
Y Y E M Seller [Member] | Exchange Agreement [Member]
Shares issueance and outstanding percentage									82.40%
Warrant [Member]
Cash							$ 2,500,000
Warrant description																											the shareholder approval obtained at the special meeting of stockholders on September 13, 2023 and the Reverse Stock Split, the aggregate number of Pre-Funded Warrants, 5-Year Warrants, 5.5-Year Warrants and 7-Year Warrants increased from 85,455 to 471,348 due to certain adjustments that were required to be made by the terms of the relevant warrants in the event of receipt of shareholder approval and the occurrence of the Reverse Stock Split.
Warrants to purchase common stock | shares																																												473,935				473,935				473,935
Shares, issued for services | shares																																						38,590														2,500
Common Stock [Member]
Value of issued and outstanding ordinary shares																																																					$ 3
Number of common stock, shares issued | shares																																																					2,584
Shares, issued for services | shares																																																				38,499	39
Common Stock [Member] | Sapir L L C [Member]
Number of common stock, shares issued | shares																									11,224
Common Stock [Member] | Sapir L L C [Member]
Number of shares issued | shares																		11,224				224,472
Foundation Sports To Charles Ruddy [Member]
Ownership percentage by parrent																																				75.00%
Ownership percentage by non-controlling owners																																				25.00%
Promissory Note [Member]
Debt instrument, face amount																																																														$ 2,000,000
Value of issued and outstanding ordinary shares																																									$ 2,000,000
Agile Capital Funding [Member]
Debt instrument, face amount																			$ 1,460,000					$ 693,500
Proceeds from sale of loans receivable																			1,000,000					450,000
Debt instrument periodic payment																			$ 52,142.86					$ 28,895.83
Yonah Kalfa [Member]
Value of issued and outstanding ordinary shares																																													$ 3,740,000			$ 47,115
Salary ompensation														$ 1,137			$ 137,000
Share price | $ / shares											$ 4.54			$ 267,380																															$ 267,380				$ 267,380
Mike Ballardie [Member]
Common stock warrants aggregate amount | shares																	317,514
Warrants, exercise price per share | $ / shares																	$ 0.02
warrants term																	10 years
Investor [Member]
Number of common stock, shares issued | shares																																							1,311
Subsequent Event [Member]
Common stock shares authorized | shares																																																							1,000,000,000
Reverse stock split		1-20 reverse split	1-20 reverse stock split
Share price | $ / shares			$ 8.71
Warrants, exercise price per share | $ / shares					$ 3.20																																																					$ 3.20
Number of common stock, shares issued | shares	10
Share price | $ / shares			$ 8.31
Bid price | $ / shares																																																								$ 1
Investment in cash					$ 16,500,000
Subsequent Event [Member] | Common Stock [Member]
Number of share issueance under award plan | shares					1,500,000
Subsequent Event [Member] | Promissory Note [Member]
Remaining amount due																																																						$ 2,000,000
Subsequent Event [Member] | Yonah Kalfa [Member]
Number of common stock, shares issued | shares				47,116
Subsequent Event [Member] | Mike Ballardie [Member]
Warrants, exercise price per share | $ / shares				$ 0.02
warrants term				10 years
Warrants to purchase common stock | shares				50,000
Subsequent Event [Member] | Mr Kalfa [Member]
Salary ompensation					$ 1,137,000
Subsequent Event [Member] | Yonah Kalfa Mike Ballardie And Kirk Taylor [Member] | Common Stock [Member]
Number of shares issued | shares					50,000
Subsequent Event [Member] | Director [Member]
Number of common stock, shares issued | shares				150,000
Subsequent Event [Member] | Director [Member] | Common Stock [Member]
Number of shares issued | shares					25,000
Subsequent Event [Member] | Chief Marketing Officer [Member] | Common Stock [Member]
Number of shares issued | shares					16,750
Minimum [Member]
Common stock shares authorized | shares																																																																					75,000,000
Minimum stockholders equity requirement amount																																																									$ 5,000,000,000,000								$ 2,500,000
Minimum [Member] | Yonah Kalfa [Member]
Value of issued and outstanding ordinary shares																																																220,265
Minimum [Member] | Subsequent Event [Member]
Common stock shares authorized | shares			300,000,000		300,000,000
Common stock, stock split					1-for-10
Maximum [Member]
Common stock shares authorized | shares																																																																					300,000,000
Maximum [Member] | Yonah Kalfa [Member]
Value of issued and outstanding ordinary shares																																																$ 267,380
Maximum [Member] | Subsequent Event [Member]
Common stock shares authorized | shares			1,000,000,000		1,000,000,000
Common stock, stock split					1-for-100
Share Purchase Agreement [Member]
Shares issued and outstanding percentage																																					100.00%
Cash consideration																																					$ 2,000,000
Share Purchase Agreement [Member] | Yuanyu Enterprise Management Co Limited [Member]
Percentage of issued and outstanding ordinary shares									20.00%
Number of common stock, shares issued | shares									2,000
Sale of consideration received									$ 16,500,000
Number of shares issued | shares									2,000
Employee Agreement [Member]
Cash consideration																																					$ 600,000																													$ 800,000
Share Exchange Agreement [Member]
Percentage of issued and outstanding ordinary shares									82.40%
Share Exchange Agreement [Member] | Yuanyu Enterprise Management Co Limited [Member]
Percentage of issued and outstanding ordinary shares									50.00%
Number of common stock, shares issued | shares									5,000
Sale of consideration received									$ 8,127,572
Number of shares issued | shares									5,000
Meged Agreements [Member]
Sale of consideration received																												$ 423,000			$ 315,689
Payment for exchange received amount																												70,153			210,600
Cash less fees																															10,580
Meged Agreements [Member] | Thereafter Per Week [Member]
Payment for exchange received amount																												$ 15,107			$ 17,538
UFS Agreement [Member]
Cash												$ 200,000
Sale of consideration received												323,350																		$ 797,500
Payment for exchange received amount																														550,000
Cash less fees																														50,000
UFS Agreement [Member] | Each Week Payments [Member]
Payment for exchange received amount												9,798.49																		$ 30,000
Loan And Security Modification Agreement [Member]
Debt instrument, face amount																																																															$ 1,000,000
Common stock warrants aggregate amount | shares																																																															8,460
Warrants, exercise price per share | $ / shares																																																															$ 138
Inducement Letter [Member]
Common stock warrants aggregate amount | shares																					248,611
Common stock issuable exercise of warrant | shares																																		22,625				155,479								70,508
Inducement Letter [Member] | September Two Thousand Twenty Two Five Year Warrant [Member]
Warrants, exercise price per share | $ / shares																																						$ 709.20
Common stock issuable exercise of warrant | shares																																		2,263				15,548
Inducement Letter [Member] | September Two Thousand Twenty Two Seven And Half Year Warrant [Member]
Warrants, exercise price per share | $ / shares																																						$ 70.92																										$ 3,709.20
Inducement Letter [Member] | Warrant [Member]
Warrants to purchase common stock | shares																																			248,611
Inducement Letter [Member] | Warrant [Member] | September Two Thousand Twenty Two Five Year Warrant [Member]
Warrants, exercise price per share | $ / shares																																						$ 35.46
Inducement Letter [Member] | December Warrants [Member]
Common stock warrants aggregate amount | shares																					497,221
Warrants, exercise price per share | $ / shares																					$ 5.88														$ 5.88
Warrants to purchase common stock | shares																																			497,221
Proceeds from warrants																					$ 1,461,827.68														$ 1,461,827.68
Inducement Letter [Member] | Common Stock [Member]
Warrants to purchase common stock | shares																					24,862
Common stock issuable exercise of warrant | shares																																						7,051
Common stock, par value | $ / shares																					$ 0.001
Securities Purchase Agreement [Member]
Number of common stock, shares issued | shares																																																799,919	909,983
Proceeds from warrants																																						$ 4,549,882
Shares, issued for services | shares										220,265				3.74																																		220,265	37,804
Number of shares to be issued | shares																		349,530
Securities Purchase Agreement [Member] | Pre Funded Warrants [Member]
Common stock warrants aggregate amount | shares																		16,500,000
Warrants, exercise price per share | $ / shares																		$ 0.0002
Number of common stock, shares issued | shares																		349,530
Warrants to purchase common stock | shares																		3,775,470
Proceeds from warrants																																												$ 18,877,350
Share price | $ / shares																		$ 0.40
Warrants issued | shares																		3,775,470
Securities Purchase Agreement [Member] | Investor [Member]
Warrants, exercise price per share | $ / shares																																						$ 0.008												$ 70.92															$ 176.80
Number of common stock, shares issued | shares																		116,510																				1,274
Warrants to purchase common stock | shares																		1,258,490																				14,753
Proceeds from issuance of common stock																																						$ 4,549,882
Common stock, par value | $ / shares																																						$ 312
Common stock warrants aggregate amount																																						$ 5,000,000.0
Securities Purchase Agreement [Member] | Investor [Member] | Pre Funded Warrants [Member]
Warrants, exercise price per share | $ / shares																		$ 0.0002
Warrants to purchase common stock | shares																		1,258,490
Common stock, par value | $ / shares																		$ 0.40
Common stock warrants aggregate amount																		$ 16,500,000
First Agreement [Member] | Cedar Advance L L C [Member]
Debt instrument, face amount															$ 1,183,200
Proceeds from sale of loans receivable															752,000
Debt instrument periodic payment															$ 39,440
Unique Funding Solutions [Member] | Cedar Advance L L C [Member]
Debt instrument, face amount												323,350
Proceeds from sale of loans receivable												200,000
Debt instrument periodic payment												$ 9,798.49
Second Agreement [Member] | Cedar Advance L L C [Member]
Debt instrument, face amount								$ 438,000
Proceeds from sale of loans receivable								285,000
Debt instrument periodic payment								$ 14,600
Third Agreement [Member] | Cedar Advance L L C [Member]
Debt instrument, face amount						$ 481,800
Proceeds from sale of loans receivable						310,200
Debt instrument periodic payment						$ 18,530.77
Slinger Bag Americas Inc [Member] | Stock Purchase Agreement [Member]
Number of shares issued for acquisition | shares																																											2,500
Number of value issued for acquisition																																											$ 332,239
Sole Shareholder of SBL [Member] | Stock Purchase Agreement [Member]
Number of shares owned | shares																																										2,500
New Co [Member] | Yuanyu Enterprise Management Co Limited [Member] | Pro Forma [Member]
Assets														$ 16,500,000																														$ 5,100,000	$ 16,500,000			$ 5,100,000	$ 16,500,000			$ 5,100,000
Business Acquisition, Percentage of Voting Interests Acquired																																												20.00%				20.00%				20.00%
Liabilities																																												$ 12,000,000.0				$ 12,000,000.0				$ 12,000,000.0
Slinger Bag Americas Inc [Member]
Percentage of ownership																																										100.00%	100.00%																											100.00%
Number of shares exchanged | shares																																										2,500
Sole Shareholder of SBL [Member]
Percentage of ownership																																										82.00%
Foundation Sports Systems LLC [Member] | Charles Ruddy [Member]
Percentage of ownership																																																																				100.00%